RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.  RELATED PARTY TRANSACTIONS

(a)	Related parties

Names of related parties	Relationship with the Company
UCAR Inc. (“UCAR Inc.”) (1)	An entity controlled by Mr. Charles Zhengyao Lu
Haode Group Inc. (“Haode Group”) (1)	An affiliate of Mr. Charles Zhengyao Lu
Haode Investment Inc. (“Haode Investment”) (1)	An affiliate of Mr. Charles Zhengyao Lu
Beijing QWOM Digital Technology Co., Ltd. (“QWOM”) (1)	An affiliate of Mr. Charles Zhengyao Lu
Borgward Automobile (China) Co., Ltd (“Borgward”)(1)	An affiliate of Mr. Charles Zhengyao Lu
Yousheng Chengyi (Tianjin) Information Technology Co., Ltd (“Yousheng Information”)(1)	An entity ultimately significantly influenced by Mr. Charles Zhengyao Lu
(1)UCAR Inc., Haode Group, Haode Investment, QWOM, Borgward and Yousheng Information are no longer related parties of the Company since the termination of Mr. Charles Zhengyao Lu from the Group on July 5, 2020.
(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Cash paid to
—Haode Group(1)	306,319	—	—	—

Cash received from:
—Borgward(3)	45,000	—	—	—
—Haode Investment(2)	306,319	—	—	—
	351,319	—	—	—

Services received from:
—QWOM	60,391	28,920	—	—
—UCAR Inc.	5,549	6,334	—	—
Total	65,940	35,254	—	—

Repayment of loan from:
—Haode Group	147,559	—	—	—

Goods supplied to:
—UCAR Inc.	80	—	—	—

Agreement of payment for leasehold improvement of sublet rental office to:
—UCAR Inc. (4)	—	36,599	—	—

Trust investments(5)
—Xiamen Trust	—	590,000	—	—
—Yunnan Trust	—	550,000	—	—
	—	1,140,000	—	—
(1)	RMB139,236 (US$20,000) out of the payment was paid to an individual who received the cash on behalf of Haode Group.
(2)	Haode Investment made the repayment on behalf of Haode Group.
(3)	The cash received from Borgward is related to the misconduct in 2019 as described in “Note 21 Subsequent events - Independent investigation and related matters” in Form 20-F for fiscal year 2019.

11.  RELATED PARTY TRANSACTIONS (CONTINUED)

(4)	The Group has entered into an agreement with UCAR Inc. on July 1, 2020 to pay RMB36,599 (US$5,609) to UCAR Inc. for the costs UCAR Inc. incurred as a result of the leasehold improvements of certain office space that UCAR Inc. sublet to the Group. In December 2021, UCAR Inc. initiated an arbitration proceeding against Luckin China in China International Economic and Trade Arbitration Commission, seeking to recover its costs of the leasehold improvements, which had been recorded in the Group’s consolidated statements of comprehensive (loss)/income.The Group has not yet made the payment as of the issuance date of this report. As UCAR Inc. is no longer a related party of the Company since the termination of Mr. Charles Zhengyao Lu from the Group on July 5, 2020, the balance of amounts due to UCAR Inc. was classified in accrued expenses and other current liabilities as of December 31, 2020 and 2021.
(5)	Xiamen Trust and Yunnan Trust were designated to be used to purchase receivables relating to property leased to Borgward and to invest in equity interests of Yousheng Information, respectively, upon the entry of the trust instruments. On the basis of substance over form, management considers the two trust investments made by former management as related party transactions.